Securities - Amortized cost and estimated fair value by contractual maturity of debt securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-Sale Amortized Cost
Due in one year or less	$ 0
Due after one year through five years	8,607
Due after five years through ten years	1,005
Due after ten years	1,000
Amortized Cost	18,521	$ 17,875
Available-for-Sale Fair Value
Due in one year or less	0
Due after one year through five years	8,489
Due after five years through ten years	1,001
Due after ten years	980
Fair Value	18,313	17,747
Held-to-Maturity Amortized Cost
Due in one year or less	839
Due after one year through five years	3,302
Due after five years through ten years	1,797
Due after ten years	0
Amortized cost	6,575	7,420
Held-to-Maturity Fair Value
Due in one year or less	837
Due after one year through five years	3,294
Due after five years through ten years	1,811
Due after ten years	0
Fair Value	6,588	7,384
Mortgage-backed securities - residential
Available-for-Sale Amortized Cost
Amortized Cost	7,909	9,769
Available-for-Sale Fair Value
Fair Value	7,843	9,748
Held-to-Maturity Amortized Cost
Amortized cost	637	745
Held-to-Maturity Fair Value
Fair Value	$ 646	$ 758